Share-based compensation - Text Details (Detail)	12 Months Ended
	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020	Dec. 31, 2023 $ / shares	Apr. 28, 2023 EUR (€)	Apr. 28, 2023 USD ($)	Dec. 31, 2022 $ / shares
Share-based compensation [Line Items]
Share-based compensation costs	€ 97,000,000	€ 104,000,000	€ 115,000,000
Employee stock purchase plan	9,000,000
Increase (decrease) through share-based payment transactions, equity	€ 88,000,000	€ 95,000,000	€ 110,000,000
Comparison group for performance shares		20	20	20
Description of vesting requirements for share-based payment arrangement	40%
Risk free interest rate, share options granted	2.55%
Expected volatility, share options granted		36.00%
Cost recognition period (weighted average)	1.3
Euro [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	3,660,000				3,660,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | € / shares	€ 22.16
Weighted average remaining contractual life of outstanding share options	9 years 3 months 18 days
US Dollar [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	1,929,000				1,929,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares					$ 24.42
Weighted average remaining contractual life of outstanding share options	9 years 3 months 18 days
Top of range [member]
Share-based compensation [Line Items]
Description of vesting requirements for share-based payment arrangement	50%
Bottom of range [member]
Share-based compensation [Line Items]
Description of vesting requirements for share-based payment arrangement	10%
Retention option plan [Member]
Share-based compensation [Line Items]
Option price premium	15.00%
Unrecognized compensation costs related to non-vested shares	€ 11,000,000
Vesting period	2				2
Total contractual life	10				10
Retention option plan [Member] | Euro [Member]
Share-based compensation [Line Items]
Risk free interest rate, share options granted	2.37%
Expected volatility, share options granted	30.47%
Number of share options outstanding in share-based payment arrangement	3,660,000				3,660,000
Weighted average fair value at measurement date, share options granted						€ 2.61
Retention option plan [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Expected volatility, share options granted	32.31%
Number of share options outstanding in share-based payment arrangement	1,929,000				1,929,000
Weighted average fair value at measurement date, share options granted | $							$ 3.89
Weighted average remaining contractual life of outstanding share options	9 years 3 months 18 days
Performance share plans [Member]
Share-based compensation [Line Items]
Unrecognized compensation costs related to non-vested shares	€ 102,000,000	€ 103,000,000	€ 110,000,000
Cost recognition period (weighted average)	1.98
Restricted shares [Member]
Share-based compensation [Line Items]
Unrecognized compensation costs related to non-vested shares	€ 63,000,000	€ 72,000,000	66,000,000
Cost recognition period (weighted average)	1.8
Cliff-vesting period	3				3
Accelerate options [Member] | Euro [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement		55,000						55,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | € / shares		€ 22.43
Option plans [Member] | Euro [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement		750						750
Weighted average exercise price of share options outstanding in share-based payment arrangement | € / shares		€ 22.43
Proceeds from exercise of options		€ 7,000,000	10,000,000
Tax deductions realized as a result of option exercises		€ 700,000	€ 1,000,000
Option plans [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Risk free interest rate, share options granted	3.50%
Number of share options outstanding in share-based payment arrangement		1,950						1,950
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares								$ 30.27